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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2011

                Check here if Amendment [ ]; Amendment Number:

                     This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Tourmalet Advisors, L.P.

Address: 2150 Post Road, Fairfield, CT 06824

Form 13F File Number: 28-14086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carlos Rodrigues

Title: Chief Financial Officer and Chief Operating Officer

Phone: (203) 256-0113

Signature, Place, and Date of Signing:

/s/ Carlos Rodrigues         Fairfield, CT         7/15/11
    (Name)                   (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 28 items

Form 13F Information Table Value Total: $128,333 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
          ITEM 1                  ITEM 2      ITEM 3     ITEM 4      ITEM 5               ITEM 6    ITEM 7   ITEM 8
                                                         Total                                               Voting     Voting
                                                          FMV        Total     SH/ Put/ Investment  Other   Authority  Authority
Name of Issuer                Title of Class  Cusip    (X $1,000)    Shares    PRN Call Discretion Managers   Sole       None
--------------                -------------- --------- ---------- ------------ --- ---- ---------- -------- ---------- ---------
AMERICAN SCIENCE & ENGR INC   COM            029429107   4,720.00    59,000.00 SH          SOLE              59,000.00    --
AON CORP                      COM            037389103   7,731.00   150,700.00 SH          SOLE             150,700.00    --
ARCH CAP GROUP LTD            ORD            G0450A105   5,193.00   162,700.00 SH          SOLE             162,700.00    --
AVX CORP NEW                  COM            002444107   1,606.00   105,400.00 SH          SOLE             105,400.00    --
CBS CORP NEW                  CL B           124857202   5,046.00   177,100.00 SH          SOLE             177,100.00    --
DIRECTV                       COM CL A       25490A101   7,333.00   144,300.00 SH          SOLE             144,300.00    --
EL PASO CORP                  COM            28336L109   1,547.00    76,600.00 SH          SOLE              76,600.00    --
GOOGLE INC                    CL A           38259P508   1,266.00     2,500.00 SH          SOLE               2,500.00    --
GT SOLAR INTL INC             COM            3623E0209   3,613.00   223,000.00 SH          SOLE             223,000.00    --
ICONIX BRAND GROUP INC        COM            451055107   4,462.00   184,400.00 SH          SOLE             184,400.00    --
ISHARES TR                    RUSSELL 2000   464287655   9,108.00   110,000.00     PUT     SOLE             110,000.00    --
KEYW HLDG CORP                COM            493723100     612.00    49,400.00 SH          SOLE              49,400.00    --
L-3 COMMUNICATIONS HLDGS INC  COM            502424104   5,238.00    59,900.00 SH          SOLE              59,900.00    --
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708   4,770.00    63,400.00 SH          SOLE              63,400.00    --
LIONS GATE ENTMNT CORP        COM NEW        535919203   3,535.00   534,000.00 SH          SOLE             534,000.00    --
MONTPELIER RE HOLDINGS LTD    SHS            G62185106   7,520.00   417,800.00 SH          SOLE             417,800.00    --
PLATINUM UNDERWRITER HLDGS L  COM            G7127P100   7,296.00   219,500.00 SH          SOLE             219,500.00    --
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104   8,558.00   150,000.00     PUT     SOLE             150,000.00    --
REGAL ENTMT GROUP             CL A           758766109     247.00    20,000.00     PUT     SOLE              20,000.00    --
RESEARCH IN MOTION LTD        COM            760975102     866.00    30,000.00     CALL    SOLE              30,000.00    --
SCRIPPS NETWORKS INTERACT IN  CL A COM       811065101   6,056.00   123,900.00 SH          SOLE             123,900.00    --
SPDR GOLD TRUST               GOLD SHS       78463V107   5,839.00    40,000.00     PUT     SOLE              40,000.00    --
SPDR S&P 500 ETF TR           TR UNIT        78462F103   9,238.00    70,000.00     PUT     SOLE              70,000.00    --
STRATASYS INC                 COM            862685104     394.00    11,700.00 SH          SOLE              11,700.00    --
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209   3,023.00    62,700.00 SH          SOLE              62,700.00    --
TEXAS INSTRS INC              COM            882508104   4,488.00   136,700.00 SH          SOLE             136,700.00    --
VERISK ANALYTICS INC          CL A           92345Y106   2,839.00    82,000.00 SH          SOLE              82,000.00    --
WILLIAMS COS INC DEL          COM            969457100   6,189.00   204,600.00 SH          SOLE             204,600.00    --
                                                       128,333.00 3,671,300.00